Spin-Off of NexPhase Lighting (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 30, 2007
Current assets:
Cash in banks		$ 676	$ 84,181	$ 62,428
Total current assets	6,702,678	3,615,778
Property and equipment, net	4,890	5,865
Current liabilities:
Accounts payable	12,815
Accrued interest	62,657	26,767
Spin Off of NexPhase Lighting [Member]
Current assets:
Cash in banks	7,720	41,128
Accounts receivable		2,251
Due from licensee	200,000
Inventories	79,345	74,947
Total current assets	287,065	118,326
Property and equipment, net	85,234	97,979
Marketable securities	2,677,890
Intellectual property	2,989,149	2,989,149
Security deposits	4,120	4,120
Total assets of discontinued operations	6,043,458	3,209,574
Current liabilities:
Accounts payable	56,117	112,046
Accrued interest	46,968	38,244
Sales tax payable	2,679	2,678
Due to Onteco	659,220	405,528
Deferred license fee revenue, current	411,128
Notes payable, non-affiliated related parties	208,309	242,614
Deferred license fee revenue, non current	2,295,459
Total liabilities of discontinued operations	$ 3,679,880	$ 801,110